Stock-Based Compensation and Benefit Plans - Schedule of Fair Values of Stock Options Granted and Assumptions used for Black-Scholes-Merton Option Pricing Model (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Estimated Fair Value	$ 15,557	$ 93,089	$ 100,289	$ 93,089	$ 339,671	$ 306,189
Shares Issuable Under Options Granted	93,000	110,000	558,000	110,000	2,004,420	330,470
Expected Term	3 years	3 years		3 years		3 years
Expected Dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	30.00%	29.40%		29.40%
Volatility, minimum			26.00%		27.00%	30.00%
Volatility, maximum			30.00%		29.00%	33.00%
Risk Free Interest Rate		0.88%		0.88%
Risk Free Interest Rate, minimum	0.86%		0.22%		0.22%	3.40%
Risk Free Interest Rate, maximum	91.00%		1.07%		1.00%	0.90%
Minimum [Member]
Expected Term			2 years		2 years
Maximum [Member]
Expected Term			3 years		3 years